Issued Capital and Reserves (Details) - Schedule of the Movement of Ordinary Shares and Share Premium - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance (in Shares)	26,005,654	17,210,188
Issuance of ordinary shares upon reverse recapitalization (in Shares)		7,478,964
Share based payment for service providers (in Shares)	950,000	290,000
Share based payment for service providers	$ 2,850,000	$ 2,900,000
Employees’ long term incentive plan issued (in Shares)	555,487
Shares issued to Board of Directors (in Shares)	143,500
Conversion of convertible notes and working capital loans into common stock (in Shares)	2,055,000	789,815
Conversion of convertible notes and working capital loans into common stock	$ 5,137,000	$ 7,738,184	$ 7,220,198
Issuance of shares upon cashless exercise of warrants (in Shares)		236,687
Ending ordinary shares (in Shares)	29,709,641	26,005,654	17,210,188
Share Capital [Member]
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance	$ 2,601	$ 1,721
Issuance of ordinary shares upon reverse recapitalization		748
Share based payment for service providers	95	29
Employees’ long term incentive plan issued	55
Shares issued to Board of Directors	14
Conversion of convertible notes and working capital loans into common stock	206	79
Issuance of shares upon cashless exercise of warrants		24
Ending ordinary shares	2,971	2,601	$ 1,721
Share Premium [Member]
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance	116,505,240	32,109,245
Issuance of ordinary shares upon reverse recapitalization		73,392,243
Share based payment for service providers	2,849,905	2,899,971
Employees’ long term incentive plan issued	919,861
Shares issued to Board of Directors	194,986
Conversion of convertible notes and working capital loans into common stock	5,136,794	7,738,105	7,220,110
Issuance of shares upon cashless exercise of warrants		365,676
Ending ordinary shares	$ 125,606,786	$ 116,505,240	$ 32,109,245